Finance Costs (Tables)	12 Months Ended
Mar. 31, 2023
Finance Costs [Abstract]
Schedule of Finance costs
	2023	2022	2021
	US$	US$	US$
		(restated)	(restated)
Interest expense	—	1,938,803	1,606,887
Lease expense	8,464	3,091	—
Total finance costs	8,464	1,941,894	1,606,887